Material Accounting Policies - Schedule of Tabular Represents Amounts Paid Under Defined Contribution Plan (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Tabular Represents Amounts Paid Under Defined Contribution Plan [Abstract]
Expenses related in respect of defined contribution plan	₪ 1,698	₪ 1,462	₪ 1,260